4. SIGNIFICANT ACCOUNTING POLICIES: t) Lease arrangements (Policies)	12 Months Ended
Dec. 31, 2020
Policies
t) Lease arrangements

t)Lease arrangements

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of identified asset for a period of time in exchange for consideration. The Company recognized a right-of-use asset and a lease liability at the lease commencement date.

The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of the costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use assets are depreciated to the earlier of the end of useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of the consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the right-of-use asset can be periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The Company applies IAS 36 Impairment of Assets to determine whether a right-of-use asset is impaired. Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occur and are included in the consolidated statements of loss and comprehensive loss.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, and the Company’s incremental borrowing rate.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from the change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, unless it has been reduced to zero.